Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.8%
		California--93.7%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA/Aaa		$1,591,590
500,000		ABAG Finance Authority for Non-Profit Corporations, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/ (Original Issue Yield: 6.25%), 11/15/2032	BBB/NR		504,520
1,000,000		Anaheim Union High School District, CA, UT GO Bonds (Series 2002A), 5.375% (FSA INS), 8/1/2020	AAA/Aaa		1,089,420
500,000		Anaheim, CA, PFA, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	AAA/Aaa		604,455
605,000		Blythe, CA, Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR		608,285
750,000		Blythe, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe, CA Redevelopment Project No. 1), 5/1/2031	BBB/NR		806,835
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3		549,140
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University), 8/1/2032	NR/A1		1,038,210
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	NR/A3		662,640
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR		520,435
1,000,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA INS), 3/1/2021	NR/Aaa		1,046,240
1,000,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85% (MBIA INS), 8/1/2016	AAA/Aaa		1,060,760
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance INS)/ (Original Issue Yield: 5.737%), 5/1/2020	A/NR		1,038,850
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-/NR		1,007,530
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3		1,592,925
700,000		California Health Facilities Financing Authority, Revenue Refunding Bonds (1996 Series A), 6.00% (Catholic Healthcare West)/(MBIA INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa		799,218
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/Aa3		538,050
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2		$1,014,620
1,000,000		California PCFA, Refunding Revenue Bonds (Series 1996A), 5.35% (Pacific Gas & Electric Co.)/(MBIA INS), 12/1/2016	AAA/Aaa		1,083,150
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1		934,173
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/B1		686,875
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Bank of America - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	NR/AA		1,006,450
680,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	AAA/NR		736,032
500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		548,335
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A3		1,557,060
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	A-/A3		1,096,130
1,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	A/A2		1,046,020
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	A/A2		1,006,610
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	A/A2		20,726
400,000		California Statewide Communities Development Authority, Certificates of Participation, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3		412,340
1,000,000		California Statewide Communities Development Authority, Certificates of Participation, 5.50% (Sutter Health)/(FSA INS)/ (Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa		1,099,980
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR		510,095
400,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	NR		404,340
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR		512,570
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	AAA/NR		$1,091,220
600,000		California Statewide Communities Development Authority, Revenue COP, 6.625% (St. Joseph Health System Group, CA)/(United States Treasury PRF)/(Original Issue Yield: 6.674%), 7/1/2021	AA-/Aa3		656,742
500,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		509,840
500,000		Central, CA, Joint Powers Health Financing Authority, COP (Series 2000), 6.00% (Community Hospitals of Central California)/(Original Issue Yield: 6.22%), 2/1/2030	BBB+/Baa1		511,935
250,000		Central, CA, Joint Powers Health Financing Authority, COP (Series 2001), 5.75% (Community Hospitals of Central California)/(Original Issue Yield: 5.80%), 2/1/2031	BBB+/Baa1		251,285
870,000		Cerritos, CA, Public Financing Authority, Subordinated Tax Allocation Redevelopment Revenue Bonds (Series 2002B), 5.20% (Los Cerritos & Los Coyotes Districts)/(Original Issue Yield: 5.30%), 11/1/2024	BBB/NR		857,150
250,000		Chula Vista, CA, Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	NR		253,025
500,000		Chula Vista, CA, IDA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	AA-/A1		511,090
1,000,000		Daly City, CA, HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A), 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	A-/NR		1,039,880
1,000,000		El Centro, CA, Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance LOC)/(Original Issue Yield: 5.32%), 3/1/2018	A/NR		1,035,340
500,000		El Dorado Cnty, CA, Public Agency Financing Authority, Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.85%), 2/15/2021	AAA/Aaa		548,460
780,000		El Monte, CA, PFA, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028	NR/BBB-		788,908
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A), Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury GTD)/(Original Issue Yield: 6.78%), 1/1/2032	AAA/#Aaa		823,137
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3		1,022,600
1,000,000		Glendale, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2002), 5.25% (Central Glendale Redevelopment Project)/(MBIA INS), 12/1/2021	AAA/Aaa		1,077,030
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	A/A1		1,974,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Inglewood, CA, PFA, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa		$1,131,970
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (United States Treasury GTD)/ (FSA INS), 8/1/2011	AAA/Aaa		589,845
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR		501,620
1,000,000		Long Beach, CA, Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A-/NR		1,046,360
570,000		Los Angeles, CA, Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa		592,697
745,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System), PRF 2/15/2005 (@101)	AA-/#Aaa		825,676
255,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System), 2/15/2019	AA-/Aa3		277,868
1,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 1997A), 6.00% (FGIC INS), 7/1/2015	AAA/Aaa		1,211,220
250,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		258,870
1,000,000		Menlo Park, CA, UT GO Bonds, 5.25%, 8/1/2027	NR/Aa1		1,050,870
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA INS)/(Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa		1,116,980
500,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/ (Original Issue Yield: 6.28%), 8/15/2030	NR		514,510
400,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/ (Original Issue Yield: 6.03%), 8/15/2032	NR		404,084
1,000,000		Orange County, CA, Development Agency, Tax Allocation Bonds, 6.125% (Santa Ana Heights Project Area)/(Original Issue Yield: 6.35%), 9/1/2023	BBB/Baa2		1,027,390
500,000		Orange, CA, Community Facilities District No. 91-2, Special Tax Bonds, 6.25% (Serrano Heights CFD No. 91-2), 10/1/2030	NR		515,095
1,000,000		Oxnard, CA, Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA INS), 8/1/2030	AAA/Aaa		1,166,880
500,000		Perris, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR		515,370
1,000,000		Pomona, CA, Unified School District, UT GO Bonds, 6.15% (MBIA INS), 8/1/2030	AAA/Aaa		1,189,440
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa		958,212
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa		$1,081,900
700,000		Regents of University of California, Research Facilities Revenue Bonds (Series 1995B), 6.55%, PRF 9/1/2003 (@102)	AA-/#Aaa		733,705
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	AAA/Aaa		2,289,340
600,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA/Aaa		659,214
1,395,000		Sacramento, CA, Unified School District, UT GO Bonds (Series A), 6.00%, 7/1/2025	NR/Aa3		1,700,714
1,000,000		San Bernardino County, CA, Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/ (GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	NR/Aaa		1,156,670
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		345,478
400,000		San Bernardino, CA, Joint Powers Financing Authority, Tax Allocation Refunding Revenue Bonds, 6.625%, 4/1/2026	NR		410,296
1,000,000		San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	NR/A2		1,048,190
300,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		290,985
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A/A1		310,596
400,000		San Francisco, CA, City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	NR		416,460
1,000,000		San Jose, CA, Unified School District, COP, 5.75% (MBIA INS)/ (Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa		1,127,770
1,895,000		San Jose, CA, Unified School District, UT GO Bonds (Series 2002A), 5.375% (FSA INS), 8/1/2020	AAA/Aaa		2,062,803
1,135,000		San Mateo County, CA, Community College District, UT GO Bonds (Series 2002A), 5.00% (FGIC INS)/(Original Issue Yield: 5.05%), 9/1/2022	AAA/Aaa		1,180,729
500,000		San Mateo, CA, Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1		528,790
1,000,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2031	NR/A3		1,008,630
1,500,000		Simi Valley, CA, PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/Aaa		1,721,310
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		South Orange County, CA, Public Financing Authority (Series 1999), Reassessment Revenue Bonds, 5.80% (FSA INS)/ (Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa		$1,145,260
400,000		Stockton, CA, Community Facilities District No. (Series 2001-1), Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	NR		414,624
1,400,000		Stockton, CA, COP (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A/NR		1,543,598
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR		421,316
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1		1,019,900
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2002), 5.375% (AMBAC INS), 11/1/2018	AAA/Aaa		1,104,710
1,000,000		Vallejo, CA, Unified School District, UT GO Bonds, 5.90% (MBIA INS), 2/1/2021	AAA/Aaa		1,186,680
1,000,000		Vista, CA, Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/ (Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR		1,029,700
965,000		Walnut, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/(AMBAC INS), 9/1/2019	AAA/Aaa		1,054,726
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (California State INS)/(Escrowed to Maturity)/(Original Issue Yield: 6.225%), 7/1/2012	NR		602,810
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A-/NR		1,019,420

		TOTAL			85,197,912

		Puerto Rico--3.1%
1,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927% (FSA INS), 7/1/2015	AAA/NR		1,346,410
700,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (United States Treasury GTD)/(Original Issue Yield: 6.58%), PRF 7/1/2004 (@102)	AAA/Baa1		763,672
600,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2		622,290
500,000		Puerto Rico Ports Authority, Special Facilities Revenue Bonds (Series 1996A), 6.25% (American Airlines, Inc.)/(Original Issue Yield: 6.50%), 6/1/2026	B-/Caa2		117,500

		TOTAL			2,849,872

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $83,093,056)			88,047,784

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--2.2%
		California--1.6%
$1,500,000		Southern California Metropolitan Water District, CA (Series 2001 B-1), Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		$1,500,000

		Puerto Rico--0.6%
500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		500,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $85,093,056)[3]			$90,047,784

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003, these securities amounted to $2,773,415 which represents 3.1% of net assets.

3 The cost of investments for federal tax purposes amounts to $85,089,089.

Note: The categories of investments are shown as a percentage of net assets ($90,911,665) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	--Housing Development Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $85,093,056)		$90,047,784
Cash		73,270
Income receivable		1,166,329
Receivable for shares sold		241,739

TOTAL ASSETS		91,529,122

Liabilities:
Payable for investments purchased	$254,015
Payable for shares redeemed	6,635
Income distribution payable	320,916
Accrued expenses	35,891

TOTAL LIABILITIES		617,457

Net assets for 8,233,160 shares outstanding		$90,911,665

Net Assets Consist of:
Paid in capital		$89,870,721
Net unrealized appreciation of investments		4,954,728
Accumulated net realized loss on investments		(3,919,938)
Undistributed net investment income		6,154

TOTAL NET ASSETS		$90,911,665

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($38,282,058 ÷ 3,466,982 shares outstanding)		$11.04

Offering price per share (100/95.50 of $11.04)[1]		$11.56

Redemption proceeds per share		$11.04

Class B Shares:
Net asset value per share ($52,629,607 ÷ 4,766,178 shares outstanding)		$11.04

Offering price per share		$11.04

Redemption proceeds per share (94.50/100 of $11.04)[1]		$10.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$2,313,241

Expenses:
Investment adviser fee		$175,576
Administrative personnel and services fee		76,863
Custodian fees		2,614
Transfer and dividend disbursing agent fees and expenses		23,912
Directors'/Trustees' fees		1,206
Auditing fees		7,224
Legal fees		2,410
Portfolio accounting fees		33,893
Distribution services fee--Class A Shares		47,061
Distribution services fee--Class B Shares		188,021
Shareholder services fee--Class A Shares		47,061
Shareholder services fee--Class B Shares		62,674
Share registration costs		21,110
Printing and postage		10,407
Insurance premiums		461
Miscellaneous		570

TOTAL EXPENSES		701,063

Waivers and Reimbursement:
Waiver of investment adviser fee	$(175,576)
Waiver of transfer and dividend disbursing agent fees and expenses	(281)
Waiver of distribution services fee--Class A Shares	(47,061)
Reimbursement of other operating expenses	(68,503)

TOTAL WAIVERS AND REIMBURSEMENT		(291,421)

Net expenses			409,642

Net investment income			1,903,599

Realized and Unrealized Gain on Investments:
Net realized gain on investments			43,223
Net change in unrealized appreciation of investments			350,449

Net realized and unrealized gain on investments			393,672

Change in net assets resulting from operations			$2,297,271

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,903,599	$3,491,182
Net realized gain (loss) on investments	43,223	(678,260)
Net change in unrealized appreciation of investments	350,449	231,609

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,297,271	3,044,531

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(893,908)	(1,683,408)
Class B Shares	(1,003,491)	(1,806,179)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,897,399)	(3,489,587)

Share Transactions:
Proceeds from sale of shares	18,904,309	44,344,822
Net asset value of shares issued to shareholders in payment of distributions declared	727,741	1,620,798
Cost of shares redeemed	(18,355,282)	(30,039,199)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,276,768	15,926,421

Change in net assets	1,676,640	15,481,365

Net Assets:
Beginning of period	89,235,025	73,753,660

End of period (including undistributed (distributions in excess of) net investment income of $6,154 and $(46), respectively)	$90,911,665	$89,235,025

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.00	$11.08	$10.65	$10.49	$11.13	$10.73
Income From Investment Operations:
Net investment income	0.26	0.52 [1]	0.53	0.52	0.52	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.08)[1]	0.43	0.16	(0.64)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.44	0.96	0.68	(0.12)	0.93

Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.53)	(0.52)	(0.52)	(0.53)

Net Asset Value, End of Period	$11.04	$11.00	$11.08	$10.65	$10.49	$11.13

Total Return[2]	2.75%	4.16%	9.27%	6.82%	(1.20)%	8.84%

Ratios to Average Net Assets:
Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.69%

Net investment income	4.76%[3]	4.81%[1]	4.91%	5.08%	4.70%	4.84%

Expense waiver/reimbursement[4]	0.81%[3]	0.85%	0.91%	0.97%	1.07%	1.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,282	$39,872	$30,079	$23,465	$28,054	$28,792

Portfolio turnover	14%	21%	30%	57%	35%	6%

1 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,				Period Ended
	2/28/2003	2002	2001	2000	1999	8/31/1998 [1]
Net Asset Value, Beginning of Period	$11.00	$11.08	$10.65	$10.49	$11.13	$10.87
Income From Investment Operations:
Net investment income	0.22	0.44 [2]	0.45	0.45	0.44	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.08)[2]	0.43	0.16	(0.64)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.36	0.88	0.61	(0.20)	0.59

Less Distributions:
Distributions from net investment income	(0.22)	(0.44)	(0.45)	(0.45)	(0.44)	(0.33)

Net Asset Value, End of Period	$11.04	$11.00	$11.08	$10.65	$10.49	$11.13

Total Return[3]	2.37%	3.39%	8.46%	6.03%	(1.92)%	5.53%

Ratios to Average Net Assets:
Expenses	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.40%[4]

Net investment income	4.01%[4]	4.05%[2]	4.16%	4.34%	3.96%	4.14%[4]

Expense waiver/reimbursement[5]	0.56%[4]	0.60%	0.66%	0.72%	0.82%	1.16%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$52,630	$49,363	$43,675	$36,577	$35,594	$10,020

Portfolio turnover	14%	21%	30%	57%	35%	6%

1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

2 Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include AMT) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premium and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (Decrease)	$1,178	$1,178	$1,641	$(1,641)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,151,318	$12,617,426	2,748,759	$29,897,974
Shares issued to shareholders in payment of distributions declared	28,923	318,132	64,776	703,548
Shares redeemed	(1,337,064)	(14,726,876)	(1,904,208)	(20,606,717)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(156,823)	$(1,791,318)	909,327	$9,994,805

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	572,630	$6,286,883	1,329,205	$14,446,848
Shares issued to shareholders in payment of distributions declared	37,284	409,609	84,441	917,250
Shares redeemed	(330,077)	(3,628,406)	(868,601)	(9,432,482)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	279,837	$3,068,086	545,045	$5,931,616

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	123,014	$1,276,768	1,454,372	$15,926,421

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $85,089,089. The net unrealized appreciation of investments for federal tax purposes was $4,958,695. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,473,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $515,262.

At August 31, 2002, the Fund had a capital loss carryforward of $3,282,861 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 513,799

2004	$ 218,330

2008	$1,047,161

2009	$1,337,342

2010	$ 166,229

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC can modify or may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,100,000 and $23,100,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003 were as follows:

Purchases	$14,511,323

Sales	$12,402,610

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 46.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

4031005 (4/03)

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--97.4%
	Michigan--97.4%
$500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	AAA/Aaa		$568,700
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	AAA/Aaa		1,119,490
1,070,000	Anchor Bay, MI, School District, UT GO Bonds (Series 1999I), 5.75% (FGIC INS)/(Original Issue Yield: 5.80%), 5/1/2014	AAA/Aaa		1,251,707
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa		1,227,994
1,215,000	Bridgeport Spaulding, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AAA/Aaa		1,375,186
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa		1,182,623
2,050,000	Caledonia, MI, Community Schools, UT GO Bonds, 5.40% (Q-SBLF GTD)/(Original Issue Yield: 5.48%), 5/1/2018	AAA/Aaa		2,238,969
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa		1,955,233
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014	AAA/Aaa		1,186,362
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		1,363,312
1,690,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AAA/Aaa		1,897,295
1,775,000	Chippewa Valley, MI Schools, School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AAA/Aaa		2,009,016
1,000,000	Cornell Township, MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		1,005,250
2,665,000	Detroit, MI, City School District, UT GO Bonds (Series 2001A), 5.50% (Q-SBLF GTD), 5/1/2009	AAA/Aaa		3,066,909
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	AAA/Aaa		1,510,072
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa		1,048,410
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375% (MBIA INS), 4/1/2017	AAA/Aaa		$1,098,720
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa		1,115,330
1,000,000	Dickinson County, MI, EDC, Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	BBB/Baa2		1,034,480
1,925,000	East Grand Rapids, MI, Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF INS), 5/1/2019	AAA/Aaa		2,109,781
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa		1,104,970
2,160,000	Ferndale, MI, School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		2,365,265
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2		2,142,240
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (FSA INS), 5/1/2005	AAA/Aaa		265,925
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (FSA INS), 5/1/2006	AAA/Aaa		601,765
515,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.10% (FSA INS), 5/1/2007	AAA/Aaa		549,108
1,000,000	Harper Creek, MI, Community School District, UT GO Bonds, 5.125% (Q-SBLF GTD)/(Original Issue Yield: 5.21%), 5/1/2021	AAA/Aaa		1,047,660
2,100,000	Harper Creek, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF INS), 5/1/2017	AAA/Aaa		2,327,724
1,000,000	Hartland, MI, Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		1,100,510
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	AAA/Aaa		1,929,048
1,315,000	Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF INS), 5/1/2013	AAA/Aaa		1,453,588
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2018	AAA/Aaa		1,838,981
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	AAA/Aaa		1,517,161
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (Q-SBLF GTD)/ (MBIA INS)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa		2,353,760
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$2,000,000	Jackson County, MI, Public Schools, UT GO Bonds, 5.60% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa		$2,210,900
1,350,000	Kalamazoo, MI,City School District, Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	AAA/Aaa		1,479,951
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3		1,084,390
1,925,000	Lake Fenton, MI, Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017	AAA/Aaa		2,155,018
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	AAA/Aaa		1,848,767
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (Q-SBLF, United States Treasury GTD and MBIA INS)/ (Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa		1,658,895
2,000,000	Lanse Creuse, MI, Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Q-SBLF INS), 5/1/2012	AAA/Aaa		2,224,960
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.50%), 5/1/2016	AAA/Aaa		1,100,590
1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS), 5/1/2015	AAA/Aaa		1,111,620
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (1996 Series D), 5.30% (Marquette General Hospital, MI)/(FSA INS), 4/1/2005	AAA/Aaa		1,076,330
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Q-SBLF GTD)/(FSA INS)/ (Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa		2,234,740
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds (Series XVII-A), 5.65% (AMBAC LOC), 6/1/2010	AAA/Aaa		1,438,695
1,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,715,235
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		1,187,260
1,455,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,654,932
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AAA/Aaa		2,583,718
2,500,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25% (MBIA INS), 1/1/2010	AAA/Aaa		2,829,800
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA+/Aa1		$1,102,760
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2001), 5.125%, 10/15/2016	AA+/Aa1		1,084,950
2,270,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.50%, 10/1/2008	AA+/Aa2		2,626,481
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008	AAA/Aaa		1,125,110
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI), 3/1/2013	A-/A1		1,622,940
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1		1,080,590
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/ (AMBAC INS)/(Original Issue Yield: 5.05%), 5/15/2013	AAA/Aaa		1,082,030
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	A+/A2		1,381,731
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3		1,276,250
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		1,038,280
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/ (MBIA INS)/(Original Issue Yield: 5.55%), 8/15/2014	AAA/Aaa		2,253,800
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	NR/Aa2		1,452,478
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA INS), 11/15/2011	AAA/Aaa		2,284,080
1,000,000	Michigan State Housing Development Authority, (Series A) Rental Housing Revenue Bonds, 5.55% (MBIA INS), 4/1/2004	AAA/Aaa		1,036,690
575,000	Michigan State Housing Development Authority, LO Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA COL Home Mortgage Program GTD), 7/20/2019	NR/Aaa		618,844
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$500,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 5.90%, 12/1/2005	AA+/NR		$512,685
280,000	Michigan State Housing Development Authority, Revenue Bonds (Series B), 6.30%, 12/1/2003	AA+/NR		282,825
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+/NR		1,101,640
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA INS), 12/1/2016	AAA/Aaa		1,049,610
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (FSA INS), 11/1/2018	AAA/Aaa		1,107,820
3,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007	AAA/Aaa		3,392,640
2,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AAA/Aaa		2,268,260
500,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 1998), 5.30% (Porter Hills Presbyterian Village, Inc.)/ (Original Issue Yield: 5.422%), 7/1/2018	A/NR		507,895
250,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB/Baa1		266,095
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa		1,465,263
4,250,000	Monroe County, MI, PCA, PCR Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA/Aaa		4,596,970
1,005,000	Montague, MI, Public School District, Refunding UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AAA/Aaa		1,131,389
1,200,000	Newaygo, MI, Public Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2014	AAA/Aaa		1,347,408
1,765,000	Oakland County, MI, EDC, LT Obligation Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/ (First of America Bank LOC), 6/1/2014	NR/Aa3		1,867,776
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa		1,247,746
1,000,000	Paw Paw, MI, Public School District, School Building & Site UT GO Bonds, 5.50% (Q-SBLF GTD)/(Original Issue Yield: 5.60%), 5/1/2020	AAA/Aaa		1,080,720
1,625,000	River Rouge, MI, School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2009	AAA/Aaa		1,824,322
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,155,000	Romeo, MI, Community School District, Building & Site UT GO Bonds, 5.00% (Q-SBLF INS)/(Original Issue Yield: 5.12%), 5/1/2012	AAA/Aaa		$1,263,108
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (FGIC INS), 5/1/2011	AAA/Aaa		1,385,198
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/ (MBIA INS), 7/1/2013	AAA/Aaa		1,662,210
2,000,000	Saline, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Q-SBLF GTD), 5/1/2018	AAA/Aaa		2,344,420
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa		1,082,760
675,000	South Lyon, MI, Community School District, UT GO Bonds (Series A), 5.75% (Q-SBLF GTD)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aa1		759,875
1,000,000	Utica, MI, Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		1,124,410
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS), 5/1/2015	AAA/Aaa		1,135,850
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa		1,121,160
1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA INS), 5/1/2015	AAA/Aaa		1,988,550
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa		1,104,020
600,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF INS), 5/1/2006	AAA/Aaa		644,430
800,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF INS), 5/1/2007	AAA/Aaa		862,928
1,025,000	Whitehall, MI, District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		1,146,667
1,710,000	Woodhaven-Brownstown, MI, School District, UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AAA/Aaa		1,899,400
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,210,000	Wyandotte, MI, City School District, Refunding UT GO Bonds, 5.00% (Q-SBLF INS), 5/1/2012	NR/Aaa		$1,346,101
1,110,000	Wyandotte, MI, City School District, Refunding UT GO Bonds, 5.00% (Q-SBLF LOC), 5/1/2013	NR/Aaa		1,233,565

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $137,866,479)			147,781,075

	SHORT-TERM MUNICIPALS--4.3%
	Michigan--0.7%
1,000,000	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/Aaa		1,000,000

	Puerto Rico--3.6%
5,500,000	Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		5,500,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			6,500,000

	TOTAL INVESTMENTS (IDENTIFIED COST $144,366,479)[2]			$154,281,075

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.5% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Cost of investments for federal tax purposes amounts to $144,362,422.

Note: The categories of investments are shown as a percentage of net assets ($151,648,329) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $144,366,479)		$154,281,075
Income receivable		2,228,230
Receivable for shares sold		354,486

TOTAL ASSETS		156,863,791

Liabilities:
Payable for investments purchased	$4,723,343
Payable for shares redeemed	1,000
Income distribution payable	478,679
Payable to bank	3,031
Accrued expenses	9,409

TOTAL LIABILITIES		5,215,462

Net assets for 13,293,630 shares outstanding		$151,648,329

Net Assets Consist of:
Paid in capital		$142,658,685
Net unrealized appreciation of investments		9,914,596
Accumulated net realized loss on investments		(927,704)
Undistributed net investment income		2,752

TOTAL NET ASSETS		$151,648,329

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($151,648,329 ÷ 13,293,630 shares outstanding)		$11.41

Offering price per share (100/97.00 of $11.41)[1]		$11.76

Redemption proceeds per share		$11.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$3,185,509

Expenses:
Investment adviser fee		$276,986
Administrative personnel and services fee		61,986
Custodian fees		3,567
Transfer and dividend disbursing agent fees and expenses		25,621
Directors'/Trustees' fees		1,351
Auditing fees		8,243
Legal fees		2,423
Portfolio accounting fees		28,288
Shareholder services fee		173,116
Share registration costs		14,781
Printing and postage		7,861
Insurance premiums		589
Miscellaneous		658

TOTAL EXPENSES		605,470

Waivers:
Waiver of investment adviser fee	$(129,402)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,799)
Waiver of shareholder services fee	(124,644)

TOTAL WAIVERS		(255,845)

Net expenses			349,625

Net investment income			2,835,884

Realized and Unrealized Gain on Investments:
Net realized gain on investments			278,525
Net change in unrealized appreciation of investments			2,073,962

Net realized and unrealized gain on investments			2,352,487

Change in net assets resulting from operations			$5,188,371

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,835,884	$5,364,375
Net realized gain on investments	278,525	229,376
Net change in unrealized appreciation	2,073,962	1,933,706

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,188,371	7,527,457

Distributions to Shareholders:
Distributions from net investment income	(2,833,035)	(5,361,663)

Share Transactions:
Proceeds from sale of shares	36,537,617	85,623,932
Net asset value of shares issued to shareholders in payment of distributions declared	819,022	1,655,704
Cost of shares redeemed	(22,782,062)	(61,770,190)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,574,577	25,509,446

Change in net assets	16,929,913	27,675,240

Net Assets:
Beginning of period	134,718,416	107,043,176

End of period (including undistributed (distributions in excess of) net investment income of $2,752 and $(97), respectively)	$151,648,329	$134,718,416

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.22	$11.06	$10.64	$10.62	$11.09	$10.85
Income From Investment Operations:
Net investment income	0.23	0.50 [1]	0.53	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments	0.19	0.16 [1]	0.42	0.02	(0.47)	0.24

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.66	0.95	0.55	0.06	0.77

Less Distributions:
Distributions from net investment income	(0.23)	(0.50)	(0.53)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$11.41	$11.22	$11.06	$10.64	$10.62	$11.09

Total Return[2]	3.77%	6.15%	9.12%	5.39%	0.47%	7.27%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.10%[3]	4.53%[1]	4.86%	5.07%	4.81%	4.85%

Expense waiver/reimbursement[4]	0.37%[3]	0.39%	0.42%	0.52%	0.50%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$151,648	$134,718	$107,043	$89,177	$74,510	$77,731

Portfolio turnover	10%	19%	13%	40%	17%	15%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include AMT) and the personal income taxed imposed by the state of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premium and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$18,306	$18,306	$2,809	$15,037	$(17,846)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2003	Year Ended 8/31/2002
Shares sold	3,239,471	7,806,745
Shares issued to shareholders in payment of distributions declared	72,755	150,961
Shares redeemed	(2,027,278)	(5,624,802)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,284,948	2,332,904

FEDERAL TAX INFORMATION

At February 28, 2003, the cost for federal tax purposes was $144,362,422. The net unrealized appreciation of investments for federal tax purposes was $9,918,653.

At August 31, 2002, the Fund had a capital loss carryforward of $1,209,499 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$402,717

2008	$804,301

2009	$ 2,481

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February, 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $38,000,000 and $33,500,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$29,222,925

Sales	$13,182,035

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 53.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.9% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923302

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

3032602 (4/03)

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.2%
		North Carolina--89.3%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa		$1,299,421
985,000		Asheville, NC, Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/ (FNMA GTD) 9/1/2021	AAA/NR		1,042,317
500,000		Broad River, NC, Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA INS)/ (Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		528,030
1,040,000		Buncombe County, NC, Metropolitan Sewer District, Refunding Revenue Bonds, 5.00% (MBIA INS), 7/1/2018	AAA/Aaa		1,114,121
1,330,000		Cabarrus County, NC, COPs (Series 2002), 5.25%, 2/1/2018	AA-/Aa3		1,449,673
500,000		Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-/Aa2		536,660
2,000,000		Charlotte, NC, Airport Revenue Bonds (Series B), 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,175,940
1,000,000		Charlotte, NC, Water & Sewer System, Revenue Bonds, 5.125% (Original Issue Yield: 5.28%), 6/1/2026	AAA/Aa1		1,044,290
1,000,000		Charlotte, NC, COPs, 5.50% (Charlotte Convention Facilities Project)/(Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2		1,104,170
1,500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Bonds (Series 2001A), 5.00% (Carolinas Healthcare System)/(Original Issue Yield: 5.30%), 1/15/2031	AA/Aa3		1,498,800
1,000,000		Columbus County, NC, Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		1,003,490
1,000,000		Cumberland County, NC, GO UT Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-/Aa3		1,133,820
500,000		Dare County, NC, COPs (Series 2002), 5.00% (AMBAC INS), 6/1/2023	AAA/Aaa		517,735
1,000,000		Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2022	AAA/NR		1,055,290
1,000,000		Durham, NC, Enterprise System, Revenue Bonds, 5.00% (MBIA INS), 6/1/2023	AAA/Aaa		1,036,910
500,000		Durham, NC, Public Improvement GO UT Bonds, 5.00%, 6/1/2022	AAA/Aaa		522,770
710,000		Durham, NC, Water & Sewer Utility System, Revenue Bonds (Series 2001), 5.00% (Original Issue Yield: 5.16%), 6/1/2021	AA/Aa3		740,686
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		Fayetteville, NC, Public Works Commission, Revenue Bonds (Series 1999), 5.70% (FSA INS)/(Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		$1,174,100
1,000,000		Forsyth County, NC, COPs, 5.375%, 10/1/2022	AA+/Aa1		1,071,150
900,000		Gastonia, NC, Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		997,929
500,000		Greensboro, NC, Enterprise System, Water and Sewer System Revenue Bonds (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2020	AA-/Aa3		529,515
750,000		Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015	AAA/Aaa		838,118
1,000,000		Haywood County, NC, Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,046,030
1,000,000		Haywood County, NC, Refunding COPs (Series 2003A), 5.00% (AMBAC INS), 10/1/2016	AAA/Aaa		1,093,460
1,000,000		High Point, NC, Public Improvement GO UT Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,120,550
1,000,000		High Point, NC, Water & Sewer GO UT Bonds, 4.75% (MBIA INS)/(Original Issue Yield: 4.86%), 6/1/2019	AAA/Aaa		1,045,820
1,500,000		Martin County, NC, IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,508,940
1,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2001A), 5.125% (Duke University)/(Original Issue Yield: 5.40%), 10/1/2041	AA+/Aa1		1,021,770
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa3		509,720
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa3		553,580
995,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		1,037,307
975,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		1,041,875
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR		513,725
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	NR		$505,965
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	NR		544,505
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A/NR		1,095,190
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	A/A2		253,958
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	A/A2		202,028
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.375% (Union Regional Medical Center)/(Original Issue Yield: 5.55%), 1/1/2032	A/A2		251,993
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		662,113
1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission-St. Josephs Health System)/(Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		1,022,260
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/ (AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,070,730
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR		1,015,280
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/ (Original Issue Yield: 6.25%), 6/1/2019	A/NR		1,087,660
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	NR		252,853
1,000,000		North Carolina Municipal Power Agency No.1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,104,990
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,470,000		North Carolina Municipal Power Agency No.1, Revenue Bonds, 10.50% (Catawba Electric)/(United States Treasury GTD), 1/1/2010	AAA/#Aaa		$1,933,109
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	AA/NR		1,017,030
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,356,863
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,065,200
1,500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/ (United States Treasury GTD)/(Original Issue Yield: 5.85%), 12/1/2021	NR/#Aaa		1,593,825
2,000,000		Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,213,920
830,000		Salisbury, NC, Enterprise System, Revenue Bonds, 5.00% (FSA INS)/ (Original Issue Yield: 5.05%), 2/1/2020	NR/Aaa		874,795
1,000,000		Salisbury, NC, Enterprise System, Water and Sewer Revenue Bonds (Series 2002), 5.00% (FSA INS)/(Original Issue Yield: 5.19%), 2/1/2027	NR/Aaa		1,022,980
500,000		University of North Carolina System Pool, Revenue Bonds (Series 2002A), 5.375% (AMBAC INS), 4/1/2022	AAA/Aaa		537,590
1,000,000		Wake County, NC, Industrial Facilities & PCFA, Refunding Revenue Bonds, 5.375% (Progress Energy Carolinas, Inc.), 2/1/2017	BBB+/A3		1,066,240
2,050,000		Wilmington, NC, COPs (Series A), 5.35% (MBIA INS)/ (Original Issue Yield: 5.45%), 6/1/2024	AAA/Aaa		2,152,192
500,000		Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	NR/Aaa		558,215
1,500,000		Wilson, NC, Combined Enterprise System, Revenue Bonds (Series 2002), 5.25% (FSA INS), 12/1/2018	NR/Aaa		1,636,860
1,000,000		Winston-Salem, NC, Water & Sewer System, Revenue Bonds (Series 2002A), 5.00%, 6/1/2019	AAA/Aa2		1,060,380

		TOTAL			60,066,436

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--7.9%
$1,000,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Bonds (Series 2002), 5.625% (Original Issue Yield: 5.868%), 5/15/2043	A/A1		$975,040
1,500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 12.85% (FSA INS), 7/1/2015	AAA/NR		2,019,615
400,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2		414,860
750,000		Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2002F), 5.25%, 7/1/2023	A-/Baa1		794,977
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	BBB+/Baa3		1,088,320

		TOTAL			5,292,812

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $61,117,228)			65,359,248

		SHORT-TERM MUNICIPALS--3.9%
		North Carolina--2.9%
930,000		Brunswick County, NC, Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1		930,000
1,000,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR		1,000,000

		TOTAL			1,930,000

		Puerto Rico--1.0%
700,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		700,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,630,000

		TOTAL INVESTMENTS (IDENTIFIED COST $63,747,228)[3]			$67,989,248

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.6% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003, this security amounted to $2,019,615 which represents 3.0% of net assets.

3 The cost of investments for federal tax purposes amounts to $63,741,926.

Note: The categories of investments are shown as a percentage of net assets ($67,262,937) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $63,747,228)		$67,989,248
Cash		10,770
Income receivable		894,759
Receivable for investments sold		5,000
Receivable for shares sold		248,934

TOTAL ASSETS		69,148,711

Liabilities:
Payable for investments purchased	$1,593,064
Payable for shares redeemed	31,721
Income distribution payable	234,322
Accrued expenses	26,667

TOTAL LIABILITIES		1,885,774

Net assets for 5,977,311 shares outstanding		$67,262,937

Net Assets Consist of:
Paid in capital		$63,387,060
Net unrealized appreciation of investments		4,242,020
Accumulated net realized loss on investments		(369,462)
Undistributed net investment income		3,319

TOTAL NET ASSETS		$67,262,937

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($67,262,937 ÷ 5,977,311 shares outstanding)		$11.25

Offering price per share (100/95.50 of $11.25)[1]		$11.78

Redemption proceeds per share		$11.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$1,583,393

Expenses:
Investment adviser fee		$121,261
Administrative personnel and services fee		61,986
Custodian fees		1,882
Transfer and dividend disbursing agent fees and expenses		12,931
Directors'/Trustees' fees		1,011
Auditing fees		14,557
Legal fees		2,081
Portfolio accounting fees		27,415
Distribution services fee		75,788
Shareholder services fee		75,788
Share registration costs		10,907
Printing and postage		8,094
Insurance premiums		573
Miscellaneous		649

TOTAL EXPENSES		414,923

Waivers:
Waiver of investment adviser fee	$(97,092)
Waiver of distribution services fee	(75,788)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,068)

TOTAL WAIVERS		(173,948)

Net expenses			240,975

Net investment income			1,342,418

Realized and Unrealized Gain on Investments:
Net realized gain on investments			37,034
Net change in unrealized appreciation of investments			1,001,394

Net realized and unrealized gain on investments			1,038,428

Change in net assets resulting from operations			$2,380,846

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,342,418	$2,280,437
Net realized gain on investments	37,034	183,633
Net change in unrealized appreciation of investments	1,001,394	302,561

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,380,846	2,766,631

Distributions to Shareholders:
Distributions from net investment income	(1,339,058)	(2,278,334)

Share Transactions:
Proceeds from sale of shares	15,739,801	11,256,179
Net asset value of shares issued to shareholders in payment of distributions declared	380,551	522,783
Cost of shares redeemed	(5,160,408)	(4,241,486)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,959,944	7,537,476

Change in net assets	12,001,732	8,025,773

Net Assets:
Beginning of period	55,261,205	47,235,432

End of period (including undistributed (distributions in excess of) net investment income of $3,319 and $(41), respectively)	$67,262,937	$55,261,205

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,			Three Months Ended	Year Ended May 31,
	2/28/03	2002	2001	2000	8/31/99 [1,2]	1999	1998
Net Asset Value, Beginning of Period	$11.07	$10.99	$10.45	$10.44	$10.72	$10.89	$10.57
Income From Investment Operations:
Net investment income	0.24	0.50 [3]	0.50	0.49	0.11	0.47	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	0.08 [3]	0.54	0.02	(0.28)	(0.07)	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.58	1.04	0.51	(0.17)	0.40	0.77

Less Distributions:
Distributions from net investment income	(0.24)	(0.50)	(0.50)	(0.49)	(0.11)	(0.47)	(0.45)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.01)	--	(0.10)	--

TOTAL DISTRIBUTIONS	(0.24)	(0.50)	(0.50)	(0.50)	(0.11)	(0.57)	(0.45)

Net Asset Value, End of Period	$11.25	$11.07	$10.99	$10.45	$10.44	$10.72	$10.89

Total Return[4]	3.87%	5.48%	10.23%	5.14%	(1.56)%	3.65%	7.77%

Ratios to Average Net Assets:

Expenses	0.79%[5]	0.79%	0.79%	0.79%	0.64%[5]	0.52%	0.51%

Net investment income	4.43%[5]	4.62%[3]	4.71%	4.77%	4.27%[5]	4.28%	4.50%

Expense waiver/ reimbursement[6]	0.57%[5]	0.61%	0.68%	0.79%	1.22%[5]	0.75%	0.75%

Supplemental Data:
Net assets, end of period (000 omitted)	$67,263	$55,261	$47,235	$41,449	$41,182	$40,177	$36,013

Portfolio turnover	4%	21%	28%	66%	40%	18%	41%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Beginning with the three months ended August 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 9/01/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Undistributed Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$4,291	$4,291	$2,144	$(1,257)	$(887)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2003	Year Ended 8/31/2002
Shares sold	1,419,146	1,036,377
Shares issued to shareholders in payment of distributions declared	34,307	48,170
Shares redeemed	(465,994)	(392,939)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	987,459	691,608

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $63,741,926. The net unrealized appreciation of investments for federal tax purposes was $4,247,322. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,269,707 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,385.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At August 31, 2002, the Fund had a capital loss carryforward of $400,258, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,430,000 and $13,730,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$11,953,711

Sales	$2,104,625

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 43.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923500

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02671-04 (4/03)

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--86.1%
		New York--82.6%
$500,000		Albany, NY, IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR		$536,635
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/ (Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa		557,925
500,000		East Rochester, NY, Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC Project)/(GNMA GTD), 12/20/2022	AAA/NR		531,430
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2		504,345
750,000		Long Island Power Authority, Electric System Revenue Bonds (Series A), 5.50% (FSA INS), 12/1/2012	AAA/Aaa		866,738
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.25%), 6/1/2026	AA/NR		516,995
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA INS), 10/1/2021	NR/Aaa		534,760
230,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR		230,628
305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A/Baa1		342,707
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A/Baa1		370,798
500,000		New York City, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA/Aa2		507,255
500,000		New York City, Municipal Water Finance Authority, Refunding Revenue Bonds (Series 2001E), 5.125% (Original Issue Yield: 5.43%), 6/15/2031	AA/Aa2		512,225
625,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2002A), 5.50% (FSA INS), 2/15/2019	AAA/Aaa		686,875
500,000		New York City, NY, IDA (Series 1995), Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/ (Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2		525,785
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa		273,515
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Baa3		$413,892
300,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	A/NR		307,299
200,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	NR/Baa3		209,234
385,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR		398,263
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		478,825
500,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BBB-/Ba2		305,565
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), 5.25% (AMBAC INS), 8/1/2022	AAA/Aaa		531,095
500,000		New York City, NY, GO UT Bonds, 7.25% (Original Issue Yield: 7.55%), 8/15/2004 (@101)	A/#Aaa		549,800
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	AAA/Aaa		575,575
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA INS), 8/1/2041	AAA/Aaa		546,675
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	AA/NR		1,142,300
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/(FSA INS)/ (Original Issue Yield: 6.05%), 7/1/2018	AAA/Aaa		587,715
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2000B), 6.25% (Mt. Sinai NYU Health Obligated Group), 7/1/2022	BBB-/Baa3		258,343
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/ (FGIC INS), 7/1/2022	AAA/Aaa		518,675
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002D), 5.00% (School Districts Financing Program)/ (MBIA INS), 10/1/2012	AAA/Aaa		558,790
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/ (Original Issue Yield: 6.582%), 7/1/2019	A+/A1		$982,845
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	AA/NR		260,335
500,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Siena College)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2031	AAA/Aaa		507,990
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa		521,915
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	NR/Ba3/B+		431,255
400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	AAA/Aaa		416,112
300,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2002A), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2004	BBB/NR		303,081
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB/Baa2		503,680
500,000		New York State Environmental Facilities Corp., State Personal Income Tax Revenue Bonds (Series 2002A), 5.25% (FGIC INS), 1/1/2021	AAA/Aaa		535,480
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa		975,132
115,000		New York State HFA (Series 1995A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	AA-/A3		129,558
1,000,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA GTD), 2/15/2035	AA/Aa2		1,103,410
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA GTD)/ (Original Issue Yield: 6.625%), 8/15/2034	AA/Aa2		1,092,590
500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	AA-/Aa2		520,065
500,000		New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 4/1/2022	AAA/Aaa		517,145
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Revenue Bonds (Series 2002A), 5.50% TOBs (Empire State Development Corp.), Mandatory Tender 1/1/2011	AA-/NR		$553,750
500,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series A-1), 5.00%, 12/15/2013	AA/A3/AA		555,330
500,000		Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015	BBB/Baa1		524,055
400,000	[2]	Niagara Falls, NY, City School District, COP (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa3		402,963
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA/Aaa		542,050
500,000		Suffolk County, NY, IDA, IDRBs (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/ (Original Issue Yield: 5.528%), 1/1/2023	NR		458,180
500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.09%), 1/1/2032	AA-/Aa3		505,130
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR		521,615
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BB/NR		505,635

		TOTAL			28,249,963

		Puerto Rico--3.5%
500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 12.85% (FSA INS), 7/1/2015	AAA/NR		673,205
500,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		515,795

		TOTAL			1,189,000

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $28,286,976)			29,438,963

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--11.4%
		New York--10.5%
$1,100,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		$1,100,000
1,000,000		New York City, NY (1994 Series B-3), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		1,000,000
1,500,000		New York State Dormitory Authority (Series 1990B), Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,500,000

		TOTAL			3,600,000

		Puerto Rico--0.9%
300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		300,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			3,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $32,186,976)[3]			$33,338,963

Securities subject to the federal alternative minimum tax (AMT) represent 12.2% of the fund's portfolio based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003, these securities amounted to $1,076,168 which represents 3.1% of net assets.

3 The cost of investments for federal tax purposes amounts to $32,184,741.

Note: The categories of investments are shown as a percentage of net assets ($34,210,655) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $32,186,976)		$33,338,963
Cash		22,801
Income receivable		333,409
Receivable for shares sold		575,865
Prepaid expenses		56,830

TOTAL ASSETS		34,327,868

Liabilities:
Income distribution payable	$102,362
Accrued expenses	14,851

TOTAL LIABILITIES		117,213

Net assets for 3,217,516 shares outstanding		$34,210,655

Net Assets Consist of:
Paid in capital		$34,316,033
Net unrealized appreciation of investments		1,151,987
Accumulated net realized loss on investments		(1,258,441)
Undistributed net investment income		1,076

TOTAL NET ASSETS		$34,210,655

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($24,852,985 ÷ 2,337,450 shares outstanding)		$10.63

Offering price per share (100/95.50 of $10.63)[1]		$11.13

Redemption proceeds per share		$10.63

Class B Shares:
Net asset value per share ($9,357,670 ÷ 880,066 shares outstanding)		$10.63

Offering price per share		$10.63

Redemption proceeds per share (94.50/100 of $10.63)[1]		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$725,768

Expenses:
Investment adviser fee		$56,122
Administrative personnel and services fee		76,862
Custodian fees		861
Transfer and dividend disbursing agent fees and expenses		15,314
Directors'/Trustees' fees		786
Auditing fees		7,686
Legal fees		2,024
Portfolio accounting fees		26,025
Distribution services fee--Class A Shares		28,892
Distribution services fee--Class B Shares		18,552
Shareholder services fee--Class A Shares		28,892
Shareholder services fee--Class B Shares		6,184
Share registration costs		1,970
Printing and postage		7,105
Insurance premiums		407
Miscellaneous		1,162

TOTAL EXPENSES		278,844

Waivers and Reimbursement:
Waiver of investment adviser fee	$(56,122)
Waiver of distribution services fee -- Class A Shares	(28,892)
Waiver of transfer and dividend disbursing agent fees and expenses	(236)
Reimbursement of other operating expenses	(46,678)

TOTAL WAIVERS AND REIMBURSEMENTS		(131,928)

Net expenses			146,916

Net investment income			578,852

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(384,374)
Net change in unrealized appreciation of investments			555,965

Net realized and unrealized gain on investments			171,591

Change in net assets resulting from operations			$750,443

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$578,852	$1,095,748
Net realized gain (loss) on investments	(384,374)	120,491
Net change in unrealized appreciation of investments	555,965	(576,417)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	750,443	639,822

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(494,502)	(1,095,385)
Class B Shares	(83,241)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(577,743)	(1,095,385)

Share Transactions:
Proceeds from sale of shares	14,160,512	6,645,274
Net asset value of shares issued to shareholders in payment of distributions declared	187,071	373,506
Cost of shares redeemed	(3,775,819)	(6,108,276)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,571,764	910,504

Change in net assets	10,744,464	454,941

Net Assets:
Beginning of period	23,466,191	23,011,250

End of period (including undistributed (distributions in excess of) net investment income of $1,076 and $(33), respectively)	$34,210,655	$23,466,191

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.59	$10.80	$10.29	$10.36	$11.00	$10.62
Income From Investment Operations:
Net investment income	0.22	0.49 [1]	0.52	0.53	0.53	0.54
Net realized and unrealized gain (loss) on investments	0.04	(0.20)[1]	0.51	(0.07)	(0.64)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.29	1.03	0.46	(0.11)	0.92

Less Distributions:
Distributions from net investment income	(0.22)	(0.50)	(0.52)	(0.53)	(0.53)	(0.54)

Net Asset Value, End of Period	$10.63	$10.59	$10.80	$10.29	$10.36	$11.00

Total Return[2]	2.52%	2.79%	10.29%	4.64%	(1.11)%	8.83%

Ratios to Average Net Assets:

Expenses	0.91%[3]	0.91%	0.91%	0.84%	0.70%	0.71%

Net investment income	4.26%[3]	4.72%[1]	4.97%	5.23%	4.89%	4.96%

Expense waiver/reimbursement[4]	0.98%[3]	1.10%	1.39%	1.42%	1.51%	1.60%

Supplemental Data:

Net assets, end of period (000 omitted)	$24,853	$23,466	$23,011	$21,392	$24,347	$24,351

Portfolio turnover	3%	35%	40%	31%	24%	30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 2/28/2003 [1]
Net Asset Value, Beginning of Period	$10.65
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized loss on investments	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.16

Less Distributions:
Distributions from net investment income	(0.18)

Net Asset Value, End of Period	$10.63

Total Return[2]	1.52%

Ratios to Average Net Assets:

Expenses	1.66%[3]

Net investment income	3.43%[3]

Expense waiver/reimbursement[4]	0.73%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,358

Portfolio turnover	3%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to February 28, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. Effective September 5, 2002, the Fund added Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premium and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Interval Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (Decrease)	$1,612	$1,612	$396	$(396)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	434,179	$4,572,950	634,392	$6,645,274
Shares issued to shareholders in payment of distributions declared	14,313	151,053	35,641	373,506
Shares redeemed	(327,957)	(3,456,678)	(583,124)	$(6,108,276)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	120,535	$1,267,325	86,909	$910,504

	Period Ended 2/28/2003[1]		Year Ended 8/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	907,100	$9,587,562	--	--
Shares issued to shareholders in payment of distributions declared	3,426	36,018	--	--
Shares redeemed	(30,460)	(319,141)	--	--

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	880,066	$9,304,439	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,000,601	$10,571,764	86,909	$910,504

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to February 28, 2003.

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $32,184,741. The net unrealized appreciation of investments for federal tax purposes was $1,154,222. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,473,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $319,410.

At August 31, 2002, the Fund had a capital loss carryforward of $850,089, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$561,294

2008	$288,795

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $20,047,000 and $10,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$6,998,399

Sales	$760,205

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 45.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.9% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

4031009 (4/03)

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.7%
		Ohio--89.4%
$1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1		$1,116,760
1,000,000		Bay Village, OH, City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2		1,045,610
1,000,000		Cincinnati, OH, Water System, Revenue Bonds, 5.00%, 12/1/2013	AA+/Aa2		1,098,140
1,000,000		Cleveland, OH, Airport Special Revenue Bonds, 5.375% (Continental Airlines, Inc.)/(Original Issue Yield: 5.50%), 9/15/2027	B+/B3		531,010
2,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series A), 6.00% (FGIC INS)/(Original Issue Yield: 6.378%), 1/1/2024	AAA/Aaa		2,628,125
2,000,000		Cleveland, OH, Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (MBIA INS)/(United States Treasury PRF)/(Original Issue Yield: 7.15%), 11/15/2024	AAA/#Aaa		2,237,900
1,000,000		Cleveland, OH, Waterworks, Revenue Bonds (Series 2002K), 5.25% (FGIC INS), 1/1/2021	AAA/Aaa		1,062,770
490,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR/BBB+		488,099
500,000		Cleveland-Cuyahoga County, OH, Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	NR		488,760
1,000,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR		1,009,250
2,600,000		Columbus, OH, Municipal Airport Authority, Improvement Revenue Bonds, 6.25% (Port Columbus International Airport)/(MBIA INS)/(Original Issue Yield: 6.35%), 1/1/2024	AAA/Aaa		2,738,632
500,000		Cuyahoga County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute)/(Original Issue Yield: 5.75%), 12/1/2028	NR		449,535
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA/Aa2		1,176,960
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/ (Original Issue Yield: 5.66%), 8/15/2022	A/A2		1,020,310
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	BBB/NR		$1,402,125
2,000,000		Franklin County, OH, Hospital Facility Authority, Revenue Refunding Bonds (Series A), 5.75% (Riverside United Methodist Hospital)/(Original Issue Yield: 6.10%), 5/15/2020	NR/A1		2,034,880
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR		783,225
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	A/NR/A		1,025,020
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	A/NR/A		1,017,970
700,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3		716,891
2,400,000		Hamilton County, OH, Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA LOC)/(Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa		2,622,240
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	NR/Aaa		2,078,060
2,000,000		Hamilton, OH, City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-/NR		2,127,580
1,000,000		Heath, OH, City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC LOC)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa		1,066,620
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa		1,155,228
1,500,000		Lake, OH, Local School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa		1,688,940
330,000		Lakewood, OH, Hospital Improvement Authority, Revenue Refunding Bonds (Series One), 6.00% (Lakewood Hospital, OH)/(MBIA INS)/(Original Issue Yield: 6.90%), 2/15/2010	AAA/Aaa		335,478
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,000,000		Licking Heights, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa		$2,142,460
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR		1,359,975
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1		1,007,630
1,000,000		Lorain, OH, City School District, UT GO Classroom Facilities Improvement Bonds (Series 2002), 5.25% (MBIA INS), 12/1/2020	AAA/Aaa		1,085,350
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR/BBB+		1,575,165
1,000,000		Mahoning County, OH, Hospital Facilities, Hospital Facilities Revenue Bonds (Series A), 6.00% (Forum Health Obligated Group)/(Original Issue Yield: 6.15%), 11/15/2032	A-/A3		1,033,020
1,000,000		Marion County, OH, Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR		1,066,560
390,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	NR/A2		395,659
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	BBB+/Baa1		1,022,510
1,000,000		Moraine, OH, Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB/A3		1,106,310
2,050,000		Ohio HFA, Multifamily Housing, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA/Aaa		2,134,542
2,995,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA COL Home Mortgage Program GTD), 9/1/2022	NR/Aaa		3,104,078
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		2,571,775
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/ (Original Issue Yield: 6.493%), 1/1/2029	AAA/Aaa		3,277,560
1,000,000		Ohio State Higher Education Facility, Higher Educational Facility Revenue Bonds, 5.25% (Xavier University)/ (FGIC INS), 5/1/2016	AAA/NR		1,109,330
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Ohio State Higher Education Facility, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	AA/Aa2		$1,092,230
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	NR/A2		2,187,800
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa		2,097,620
1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85% (AMBAC INS), 12/1/2019	AAA/Aaa		1,575,885
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	BBB/NR		1,033,710
1,620,000		Olentangy, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	AA/Aa2		1,734,161
1,255,000		Ottawa & Glandorf, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (MBIA INS), 12/1/2020	NR/Aaa		1,353,794
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR/A-		1,002,100
1,880,000		Plain, OH, Local School District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2014	AAA/NR		2,107,724
1,000,000		Portage County, OH, Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/ (Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa		1,120,090
1,500,000		Rickenbacker, OH, Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/ (Original Issue Yield: 5.60%), 1/1/2032	NR/A2		1,564,170
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3		1,072,870
2,000,000		Toledo-Lucas County, OH, Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	NR/Aa3		2,060,060
1,500,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2		1,606,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	AA/NR		$2,158,160
1,000,000		Warrensville Heights, OH, School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa		1,102,960
2,000,000		Waynesville, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA COL Home Mortgage Program GTD), 2/20/2043	NR/Aaa		2,073,340

		TOTAL			86,080,796

		Puerto Rico--7.7%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 12.85% (FSA INS), 7/1/2015	AAA/NR		2,692,820
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.995% (AMBAC INS), 1/1/2010	NR		1,338,800
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.995% (AMBAC INS), 1/1/2011	NR		1,340,000
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2/BBB		1,037,150
1,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		1,031,590

		TOTAL			7,440,360

		Virgin Islands--0.6%
515,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR		533,859

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $88,678,377)			94,055,015

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--4.1%
		Ohio--3.5%
$3,400,000		Trumbull County, OH, Health Care Daily VRDNs	A-1/NR		$3,400,000

		Puerto Rico--0.6%
600,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		600,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $92,678,377)[3]			$98,055,015

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.6% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003, these securities amounted to $5,371,620, which represents 5.6% of net assets.

3 The cost of investments for federal tax purposes amounts to $92,652,204.

Note: The categories of investments are shown as a percentage of net assets ($96,307,153) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $92,678,377)		$98,055,015
Cash		48,939
Income receivable		1,371,005
Receivable for investments sold		1,105,000
Receivable for shares sold		232,487

TOTAL ASSETS		100,812,446

Liabilities:
Payable for investments purchased	$4,246,751
Payable for shares redeemed	30,000
Income distribution payable	196,012
Accrued expenses	32,530

TOTAL LIABILITIES		4,505,293

Net assets for 8,332,219 shares outstanding		$96,307,153

Net Assets Consist of:
Paid in capital		$92,284,576
Net unrealized appreciation of investments		5,376,638
Accumulated net realized loss on investments		(1,344,729)
Distributions in excess of net investment income		(9,332)

TOTAL NET ASSETS		$96,307,153

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($96,307,153 ÷ 8,332,219 shares outstanding)		$11.56

Offering price per share (100/99.00 of $11.56)[1]		$11.68

Redemption proceeds per share (99.00/100 of $11.56)[1]		$11.44

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$2,524,143

Expenses:
Investment adviser fee		$182,858
Administrative personnel and services fee		61,987
Custodian fees		2,469
Transfer and dividend disbursing agent fees and expenses		22,849
Directors'/Trustees' fees		1,006
Auditing fees		7,225
Legal fees		2,149
Portfolio accounting fees		26,149
Distribution services fee		182,858
Shareholder services fee		114,286
Share registration costs		11,154
Printing and postage		9,417
Insurance premiums		549
Miscellaneous		731

TOTAL EXPENSES		625,687

Waivers:
Waiver of investment adviser fee	$(96,412)
Waiver of distribution services fee	(114,286)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,317)

TOTAL WAIVERS		(212,015)

Net expenses			413,672

Net investment income			2,110,471

Realized and Unrealized Gain on Investments:
Net realized gain on investments			39,745
Net change in unrealized appreciation of investments			707,740

Net realized and unrealized gain on investments			747,485

Change in net assets resulting from operations			$2,857,956

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,110,471	$3,897,450
Net realized gain (loss) on investments	39,745	(50,757)
Net change in unrealized appreciation of investments	707,740	378,906

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,857,956	4,225,599

Distributions to Shareholders:
Distributions from net investment income	(2,119,623)	(3,852,691)

Share Transactions:
Proceeds from sale of shares	10,308,221	19,500,664
Net asset value of shares issued to shareholders in payment of distributions declared	931,798	1,649,518
Cost of shares redeemed	(5,443,426)	(7,646,494)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,796,593	13,503,688

Change in net assets	6,534,926	13,876,596

Net Assets:
Beginning of period	89,772,227	75,895,631

End of period (including distributions in excess of net investment income of $(9,332) and $(180), respectively)	$96,307,153	$89,772,227

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.47	$11.45	$11.06	$11.11	$11.91	$11.53
Income From Investment Operations:
Net investment income	0.26	0.53 [1]	0.55	0.55	0.55	0.56
Net realized and unrealized gain (loss) on investments	0.09	0.02 [1]	0.38	(0.06)	(0.67)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.55	0.93	0.49	(0.12)	0.96

Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.54)	(0.54)	(0.57)	(0.56)
Distributions from net realized gain on investments	--	--	--	--	(0.07)	(0.02)
Distributions in excess of net realized gain on investments	--	--	--	--	(0.04)	--

TOTAL DISTRIBUTIONS	(0.26)	(0.53)	(0.54)	(0.54)	(0.68)	(0.58)

Net Asset Value, End of Period	$11.56	$11.47	$11.45	$11.06	$11.11	$11.91

Total Return[2]	3.12%	4.97%	8.69%	4.68%	(1.14)%	8.56%

Ratios to Average Net Assets:

Expenses	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.62%[3]	4.75%[1]	4.90%	5.06%	4.71%	4.80%

Expense waiver/reimbursement[4]	0.46%[3]	0.49%	0.51%	0.54%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,307	$89,772	$75,896	$73,710	$82,202	$80,274

Portfolio turnover	11%	21%	39%	37%	19%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation	)
Increase (Decrease)	$28,634	$28,634	$7,755	$(7,755)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2003	Year Ended 8/31/2002
Shares sold	898,922	1,725,117
Shares issued to shareholders in payment of distributions declared	81,478	146,302
Shares redeemed	(473,656)	(677,214)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	506,744	1,194,205

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $92,652,204. The net unrealized appreciation of investments for federal tax purposes was $5,402,811. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,880,718 and net unrealized depreciation from investments for those securities having an excess of cost over value of $477,907.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At August 31, 2002, the Fund had a capital loss carryforward of $1,363,014 which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145

2009	$598,494

2010	$ 69,375

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expense

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,700,000 and $15,900,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$14,669,816

Sales	$9,396,023

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 43.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.2% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923609

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2032305 (4/03)

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.1%
		Pennsylvania--93.1%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR/A-		$1,637,040
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	AAA/Aaa		4,762,465
1,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1/B+		1,690,020
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/ (Original Issue Yield: 5.34%), 5/1/2023	NR/A3		1,907,940
1,500,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/ (Original Issue Yield: 5.40%), 5/1/2029	NR/A3		1,405,545
1,740,000		Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), 7/1/2009	AAA/#Aaa		1,965,226
4,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 1997B), 5.00% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.43%), 7/1/2016	AAA/Aaa		4,166,160
300,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 5.90% (South Hills Health System)/(Original Issue Yield: 6.00%), 5/1/2003	NR/A3		302,208
300,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 6.00% (South Hills Health System)/(Original Issue Yield: 6.10%), 5/1/2004	NR/A3		313,674
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	A/A2		2,009,540
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1		1,449,300
4,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 1997A), 5.60% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa		4,349,400
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		$1,110,110
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/ (Original Issue Yield: 5.97%), 3/1/2032	BBB/NR		1,028,480
2,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds, 5.25% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	AA-/NR		2,069,480
760,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		715,700
1,000,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		923,750
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (USX Corp.), 12/1/2029	BBB+/Baa1		3,093,527
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (USX Corp.), 9/1/2030	BBB+/Baa1		1,222,550
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR		1,270,590
1,000,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR/BBB-		988,600
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (MBIA INS)/ (Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa		3,563,310
790,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022	NR/Aaa		821,869
1,295,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	NR/Aaa		1,384,873
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,060,000		Allentown, PA Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3		$2,056,251
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(MBIA INS)/ (Original Issue Yield: 5.55%), 9/1/2020	NR/Aaa		2,322,080
4,250,000		Bradford County, PA IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2		4,391,440
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2		1,104,500
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	BBB+/NR		767,963
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	BBB+/NR		510,695
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	BBB/NR		1,019,670
1,975,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR		2,078,451
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB/NR		956,296
1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds (Series 1997), 5.75% (Clarion County Hospital)/ (Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR		1,371,750
1,575,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2		1,828,922
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA/Aa2		2,177,560
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2001), 5.00%, 9/15/2018	AA/Aa2		1,068,030
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/BBB-		983,300
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/ (AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa		$1,329,862
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/ (Original Issue Yield: 7.40%), 1/1/2025	NR		987,340
2,800,000		Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR		3,048,192
1,900,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR		1,899,905
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	A-/A2		1,062,690
1,500,000		Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	AAA/Aaa		1,696,605
2,000,000		Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	AAA/Aaa		2,268,580
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	AAA/Aaa		11,643,400
1,000,000	[2]	Delaware Valley, PA Regional Finance Authority, Residual Interest Tax-Exempt Securities (PA-1029), 10.44137%, 7/1/2017	NR		1,332,500
1,000,000		Dover, PA Area School District, UT GO Bonds, 5.375% (FGIC INS), 4/1/2019	NR/Aaa		1,101,430
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/ (Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR/AA		4,427,590
2,660,000		Greater Nanticoke, PA Area School District, UT GO Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.62%), 10/15/2025	AAA/Aaa		2,859,048
4,000,000		Hazleton, PA Area School District, Capital Appreciation UT GO Bonds (FGIC INS)/(Original Issue Yield: 6.30%), 3/1/2018	AAA/Aaa		1,991,280
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	B/NR		$711,944
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/NR/A-		1,016,660
2,000,000		Lancaster County, PA, UT GO Bonds (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa		2,279,320
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR		262,190
1,380,000		Latrobe, PA IDA, College Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA/Baa1		1,498,942
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%) 11/15/2031	NR		973,440
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	BBB+/Baa1		1,009,510
1,500,000		Lebanon County, PA Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+/Baa1		1,514,640
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA INS)/(Original Issue Yield: 6.02%), 5/15/2025	NR/Aaa		1,081,540
2,500,000		Luzerne County, PA, IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.)/(AMBAC INS), 12/1/2017	AAA/Aaa		2,787,525
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/ (Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa		1,064,170
4,000,000		Lycoming County, PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/ (Original Issue Yield: 6.70%), 7/1/2022	NR		4,001,520
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Lycoming County, PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/ (Original Issue Yield: 5.90%), 11/15/2022	AAA/NR		$1,061,390
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	AA/NR		1,056,900
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/ (Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa		2,672,322
2,000,000		Montgomery County, PA Higher Education and Health Authority, Revenue Bonds (Series 2002A), 5.125% (Abington Memorial Hospital)/(Original Issue Yield: 5.25%), 6/1/2027	A/NR		1,916,820
1,250,000		Montgomery County, PA Higher Education and Health Authority, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR		1,255,412
2,250,000		Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	BBB+/NR		2,341,957
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	A-/NR		999,920
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR		506,900
1,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR		1,228,981
1,000,000		North Hills, PA School District, GO Bonds (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/Aaa		1,161,070
1,200,000		North Penn, PA School District, Refunding Revenue Bonds, 6.20%, 3/1/2007	NR/#Aaa		1,357,224
1,000,000		Northumberland County, PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	A/NR		1,001,280
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/ (Original Issue Yield: 6.12%), 4/1/2024	AAA/Aaa		$3,559,410
220,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB/Baa2/A-		229,231
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa		1,257,150
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		879,760
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB-/A3		1,327,935
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR/BBB-		2,549,525
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BB+/NR		1,569,260
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	AA/NR		1,072,010
2,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 5.375% (Procter & Gamble Co.), 3/1/2031	AA-/Aa3		2,107,400
335,000		Pennsylvania HFA, Revenue Bonds, 5.55% (FHA/VA Mortgages GTD), 10/1/2012	AA+/Aa2		346,581
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2		1,030,870
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		2,059,880
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+/Aa2		105,538
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+/Aa2		105,657
1,410,000		Pennsylvania HFA, SFM Revenue Bonds (Series 62A), 5.50%, 10/1/2022	AA+/Aa2		1,467,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2		$3,195,480
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA INS), 12/15/2019	AAA/Aaa		3,130,222
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA/NR		2,099,440
250,000		Pennsylvania State Higher Education Facilities Authority, 6.375% (Drexel University)/ (State Aid Withholding LOC)/(Original Issue Yield: 6.416%), 5/1/2017, PRF 5/1/2003 (@102)	A/A2		257,277
1,000,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2017	AA/NR		1,074,430
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College), 5/15/2026	NR		2,373,460
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A/NR/A		1,587,120
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA INS)/(Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa		2,227,720
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2018	AA/NR/AA		2,135,140
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	AA/NR		2,936,341
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series A, 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR/A		1,567,560
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.58%), 3/15/2017	AA/NR		$1,559,415
1,750,000		Pennsylvania State Higher Education Facilities Authority, Unrefunded Revenue Bonds, 6.375% (Drexel University)/ (State Aid Withholding LOC)/(Original Issue Yield: 6.416%), 5/1/2017	A/A2		1,800,400
1,500,000		Pennsylvania State IDA, Economic Development Revenue Bonds (Series 2002), 5.50% (AMBAC INS), 7/1/2020	AAA/Aaa		1,656,420
3,000,000		Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	AAA/Aaa		3,452,070
1,000,000		Pennsylvania State Turnpike Commission, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.08%), 7/15/2021	AAA/Aaa		1,051,090
2,000,000		Pennsylvania State University, Refunding UT GO Bonds, 5.00%, 3/1/2012	AA/Aa2		2,223,880
2,120,000		Philadelphia, PA IDA, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	AAA/Aaa		2,308,574
3,000,000		Philadelphia, PA IDA, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/ (AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa		3,161,640
1,000,000		Philadelphia, PA IDA, Revenue Bonds (Series 2002A), 6.00% (International Education & Community Initiative Project)/(American Capital Access INS)/(Original Issue Yield: 6.12%), 6/1/2032	A/NR		1,044,440
1,655,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2		1,703,458
1,165,000		Philadelphia, PA Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2		1,200,684
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (FGIC INS), 8/1/2022	AAA/Aaa		1,096,470
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/ (Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa		$10,056,225
655,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2005 (@100)	NR/#Aaa		768,937
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa		3,338,813
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1		814,335
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1		384,838
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1		1,132,652
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa		3,356,995
5,000,000	[2]	Pittsburgh, PA, Residual Interest Tax-Exempt Securities (Series PA 961), 9.91068% (AMBAC INS), 9/1/2015	NR		6,315,050
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa		1,763,745
4,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR		4,313,479
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	AAA/Aaa		2,214,971
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 5.90%), 12/1/2021	A-/NR		1,559,475
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 6.00%), 12/1/2031	A-/NR		1,035,570
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,035,170
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,500,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds (Series 1994-A), 7.60% (Allied Services Rehabilitation Hospitals, PA), 7/15/2020	NR/BB-		$2,564,900
1,360,000		Shaler, PA School District Authority, GO UT Bonds, 6.25%, 4/15/2008	AAA/NR		1,517,814
2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA/NR		2,090,700
3,000,000		Southcentral Pennsylvania General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3/AA		3,111,030
2,000,000		Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa		2,185,340
1,000,000	[2]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR		815,530
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	NR/Aa3		1,334,105
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	NR/Aa3		1,774,374
1,000,000		Warren County, PA Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital, PA)/ (Original Issue Yield: 7.101%), 4/1/2019	BBB/NR		1,022,480
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed to Maturity), 12/15/2018	AAA/Aaa		567,580
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	BBB+/NR		1,958,345
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR		1,021,330
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50%, 11/15/2014	AAA/#Aaa		$1,423,200
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR		1,049,320
5,000,000		Westmoreland County, PA Municipal Authority, Capital Appreciation Municipal Services Bonds (Series A)/ (United States Treasury GTD)/(FGIC INS)/(Original Issue Yield: 6.17%), 8/15/2021	AAA/Aaa		2,038,100
355,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA/#Aaa		424,243

		TOTAL			264,697,658

		Puerto Rico--3.0%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 12.85% (FSA INS), 7/1/2015	AAA/NR		2,692,820
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.995% (AMBAC INS), 1/1/2010	NR		1,338,800
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.995% (AMBAC INS), 1/1/2011	NR		1,340,000
2,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		2,063,180
1,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2002F), 5.25%, 7/1/2023	A-/Baa1		1,059,970

		TOTAL			8,494,770

		Virgin Islands--0.0%
50,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR		53,051

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $256,093,498)			273,245,479

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--3.3%
		Pennsylvania--3.2%
$1,600,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/ (KBC Bank N.V. LOC)	NR/VMIG1		$1,600,000
5,385,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/ (National City Bank, Pennsylvania LIQ)	NR/VMIG1		5,385,000
2,200,000		Geisinger Authority, PA Health System, (Series 2000) Daily VRDNs (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		2,200,000

		TOTAL			9,185,000

		Puerto Rico--0.1%
300,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		300,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			9,485,000

		TOTAL INVESTMENTS (IDENTIFIED COST $265,578,498)[3]			$282,730,479

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.1% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003, these securities amounted to $15,474,150 which represents 5.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $265,536,661.

Note: The categories of investments are shown as a percentage of net assets ($284,384,078) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $265,578,498)		$282,730,479
Cash		50,698
Income receivable		4,210,866
Receivable for investments sold		10,000
Receivable for shares sold		376,565

TOTAL ASSETS		287,378,608

Liabilities:
Payable for investments purchased	$2,187,409
Payable for shares redeemed	197,633
Income distribution payable	510,918
Accrued expenses	98,570

TOTAL LIABILITIES		2,994,530

Net assets for 24,033,615 shares outstanding		$284,384,078

Net Assets Consist of:
Paid in capital		$273,962,906
Net unrealized appreciation of investments		17,151,981
Accumulated net realized loss on investments		(6,577,725)
Distributions in excess of net investment income		(153,084)

TOTAL NET ASSETS		$284,384,078

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($215,509,298 ÷ 18,212,719 shares outstanding)		$11.83

Offering price per share (100/95.50 of $11.83)[1]		$12.39

Redemption proceeds per share		$11.83

Class B Shares:
Net asset value per share ($68,874,780 ÷ 5,820,896 shares outstanding)		$11.83

Offering price per share		$11.83

Redemption proceeds per share (94.50/100 of $11.83)[1]		$11.18

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$7,417,671

Expenses:
Investment adviser fee		$542,358
Administrative personnel and services fee		101,963
Custodian fees		6,712
Transfer and dividend disbursing agent fees and expenses		61,537
Directors'/Trustees' fees		1,763
Auditing fees		7,322
Legal fees		2,373
Portfolio accounting fees		48,541
Distribution services fee--Class B Shares		242,804
Shareholder services fee--Class A Shares		258,039
Shareholder services fee--Class B Shares		80,935
Share registration costs		21,696
Printing and postage		15,524
Insurance premiums		610
Miscellaneous		1,627

TOTAL EXPENSES		1,393,804

Waivers:
Waiver of investment adviser fee	$(99,381)
Waiver of shareholder services fee--Class A Shares	(20,643)
Waiver of transfer and dividend disbursing agent fees and expenses	(936)

TOTAL WAIVERS		(120,960)

Net expenses			1,272,844

Net investment income			6,144,827

Realized and Unrealized Gain on Investments:
Net realized gain on investments			8,275
Net change in unrealized appreciation of investments			3,103,078

Net realized and unrealized gain on investments			3,111,353

Change in net assets resulting from operations			$9,256,180

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,144,827	$11,913,040
Net realized gain on investments	8,275	149,342
Net change in unrealized appreciation of investments	3,103,078	3,983,431

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,256,180	16,045,813

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,930,374)	(9,640,805)
Class B Shares	(1,299,110)	(2,307,988)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,229,484)	(11,948,793)

Share Transactions:
Proceeds from sale of shares	40,900,087	49,883,805
Net asset value of shares issued to shareholders in payment of distributions declared	3,225,774	6,289,420
Cost of shares redeemed	(30,173,583)	(38,740,175)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,952,278	17,433,050

Change in net assets	16,978,974	21,530,070

Net Assets:
Beginning of period	267,405,104	245,875,034

End of period (including distributions in excess of net investment income of $(153,084) and $(68,427), respectively)	$284,384,078	$267,405,104

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.70	$11.52	$11.09	$11.19	$12.08	$11.71
Income From Investment Operations:
Net investment income	0.27	0.56 [1]	0.57	0.55	0.56	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	0.18 [1]	0.42	(0.11)	(0.79)	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.74	0.99	0.44	(0.23)	1.05

Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.56)	(0.54)	(0.56)	(0.64)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.09)	(0.04)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.56)	(0.56)	(0.54)	(0.66)	(0.68)

Net Asset Value, End of Period	$11.83	$11.70	$11.52	$11.09	$11.19	$12.08

Total Return[2]	3.53%	6.70%	9.18%	4.17%	(2.05)%	8.72%

Ratios to Average Net Assets:

Expenses	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.72%[3]	4.92%[1]	5.09%	5.10%	4.74%	4.84%

Expense waiver/reimbursement[4]	0.09%[3]	0.09%	0.10%	0.12%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$215,509	$205,870	$194,407	$193,608	$221,599	$237,705

Portfolio turnover	5%	18%	16%	23%	28%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.70	$11.53	$11.09	$11.20	$12.08	$11.71
Income From Investment Operations:
Net investment income	0.23	0.47[1]	0.48	0.47	0.47	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	0.18[1]	0.43	(0.12)	(0.78)	0.42

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.65	0.91	0.35	(0.31)	0.96

Less Distributions:
Distributions from net investment income	(0.23)	(0.48)	(0.47)	(0.46)	(0.47)	(0.55)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.09)	(0.04)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.23)	(0.48)	(0.47)	(0.46)	(0.57)	(0.59)

Net Asset Value, End of Period	$11.83	$11.70	$11.53	$11.09	$11.20	$12.08

Total Return[2]	3.14%	5.79%	8.42%	3.29%	(2.70)%	7.92%

Ratios to Average Net Assets:

Expenses	1.52%[3]	1.52%	1.52%	1.52%	1.52%	1.53%

Net investment income	3.95%[3]	4.15%[1]	4.32%	4.34%	3.98%	4.06%

Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.08%	0.10%	0.08%	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,875	$61,535	$51,468	$43,249	$46,828	$30,629

Portfolio turnover	5%	18%	16%	23%	28%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 9/01/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain (Loss)
Increase (Decrease)	$62,015	$62,015	$10,199	$12,875	$(23,074)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,438,733	$28,569,710	3,061,112	$35,087,765
Shares issued to shareholders in payment of distributions declared	211,873	2,473,354	435,623	4,971,735
Shares redeemed	(2,026,657)	(23,740,313)	(2,776,353)	(31,698,740)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	623,949	$7,302,751	720,382	$8,360,760

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,050,589	$12,330,377	1,291,838	$14,796,040
Shares issued to shareholders in payment of distributions declared	64,479	752,420	115,435	1,317,685
Shares redeemed	(551,476)	(6,433,270)	(615,685)	(7,041,435)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	563,592	$6,649,527	791,588	$9,072,290

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,187,541	$13,952,278	1,511,970	$17,433,050

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $265,536,661. The net unrealized appreciation of investments for federal tax purposes was $17,193,818. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,536,441 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,342,623.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At August 31, 2002, the Fund had a capital loss carryforward of $6,566,914, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,591,157

2009	$2,804,527

2010	$2,171,230

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.40%
Class B	0.75%

Class A Shares did not incur a distribution services fee for the six months ended February 28, 2003, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,390,000 and $36,500,000, respectively.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$27,137,053

Sales	$14,200,383

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 53.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.0% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2032304 (4/03)